UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
APRIL 30, 2018

AC Alternatives® Emerging Opportunities Total Return Fund
Investor Class (AEOVX)
I Class (AEOUX)
Y Class (AEOWX)
A Class (AEOLX)
R Class (AEORX)
R5 Class (AEOJX)
R6 Class (AEODX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2018. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Volatility’s Return Restrains Rally

From rally to retreat, global financial markets experienced two distinct performance patterns during the six-month period. For the first three months, improving global growth, positive corporate earnings results, generally muted inflation, and rising, though still relatively low, interest rates supported equity market gains. U.S. stocks were notably strong, with the S&P 500 Index returning more than 10% for the three months ended January 31, 2018. U.S. Treasury yields edged higher, and interest-rate-sensitive assets, including U.S. fixed-income securities and real estate investment trusts (REITs), generated more-modest gains. Meanwhile, accommodative central bank policy continued to fuel gains among non-U.S. developed markets bonds, while a weaker U.S. dollar largely aided emerging markets bonds.

The backdrop changed swiftly and sharply in early February. U.S. stocks plunged after the U.S. Department of Labor announced wages grew at their fastest year-over-year pace in nine years. This news, coupled with other positive economic data and rising inflation expectations, pushed interest rates higher and triggered fears that the Federal Reserve (the Fed) would ramp up its rate-hike campaign. In addition, President Trump announced a tariff strategy that sparked fears of a global trade war. Volatility subsided somewhat by the end of the reporting period, as economic and inflation data and the Fed’s rate-hike strategy were generally aligned with investor expectations. Although returns for most global asset classes declined for the three months ended April 30, 2018, earlier gains were sufficient to keep results positive for the entire six-month period.

With economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2018
Portfolio at a Glance
Average Duration (effective)	4.0 years
Weighted Average Life	5.6 years

Bond Holdings by Country	% of net assets
United States	14.0%
South Africa	11.9%
Mexico	11.4%
Russia	5.8%
Turkey	4.1%
Colombia	3.8%
Chile	3.5%
Dominican Republic	2.8%
Argentina	2.5%
Brazil	2.4%
Other Countries	22.3%
Cash and Equivalents*	15.5%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	48.9%
Corporate Bonds	21.6%
U.S. Treasury Securities	14.0%
Temporary Cash Investments	12.7%
Other Assets and Liabilities	2.8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18	Expenses Paid During Period(1) 11/1/17 - 4/30/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,010.80	$6.08	1.22%
I Class	$1,000	$1,011.60	$5.59	1.12%
Y Class	$1,000	$1,011.30	$5.09	1.02%
A Class	$1,000	$1,009.20	$7.32	1.47%
R Class	$1,000	$1,007.50	$8.56	1.72%
R5 Class	$1,000	$1,011.90	$5.09	1.02%
R6 Class	$1,000	$1,011.50	$4.84	0.97%
Hypothetical
Investor Class	$1,000	$1,018.75	$6.11	1.22%
I Class	$1,000	$1,019.24	$5.61	1.12%
Y Class	$1,000	$1,019.74	$5.11	1.02%
A Class	$1,000	$1,017.51	$7.35	1.47%
R Class	$1,000	$1,016.27	$8.60	1.72%
R5 Class	$1,000	$1,019.74	$5.11	1.02%
R6 Class	$1,000	$1,019.98	$4.86	0.97%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2018 (UNAUDITED)

		Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 48.9%
Argentina — 2.5%
Argentine Republic Government International Bond, 6.875%, 1/26/27		$200,000	$199,300
Argentine Republic Government International Bond, 6.625%, 7/6/28		500,000	484,000
			683,300
Chile — 3.5%
Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/1/24	CLP	320,000,000	583,097
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	230,000,000	380,402
			963,499
Croatia — 1.1%
Croatia Government International Bond, 6.75%, 11/5/19		$300,000	315,299
Dominican Republic — 2.8%
Dominican Republic International Bond, 6.875%, 1/29/26		200,000	217,200
Dominican Republic International Bond, 5.95%, 1/25/27(1)		550,000	563,750
			780,950
Hungary — 1.4%
Hungary Government Bond, 6.75%, 10/22/28	HUF	71,000,000	378,093
Jordan — 0.7%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	195,476
Mexico — 9.3%
Mexican Bonos, 8.50%, 12/13/18	MXN	26,000,000	1,398,285
Mexican Bonos, 5.75%, 3/5/26	MXN	17,630,000	849,456
Mexican Bonos, 10.00%, 11/20/36	MXN	4,750,000	314,012
			2,561,753
Nigeria — 1.8%
Nigeria Government International Bond, 7.14%, 2/23/30(1)		$500,000	512,738
Oman — 0.7%
Oman Government International Bond, 5.375%, 3/8/27		200,000	190,927
Russia — 4.5%
Russian Federal Bond - OFZ, 6.70%, 5/15/19	RUB	15,000,000	238,814
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20		$600,000	614,446
Russian Foreign Bond - Eurobond, 4.375%, 3/21/29(1)		400,000	389,484
			1,242,744
Senegal — 2.0%
Senegal Government International Bond, 6.75%, 3/13/48(1)		600,000	567,750
Serbia — 2.1%
Serbia International Bond, 4.875%, 2/25/20		560,000	571,155
South Africa — 11.9%
Republic of South Africa Government Bond, 8.00%, 12/21/18	ZAR	18,300,000	1,478,646
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	8,000,000	644,375

		Principal Amount	Value
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	3,540,000	$324,740
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	2,900,000	222,717
Republic of South Africa Government International Bond, 6.875%, 5/27/19		$600,000	622,685
			3,293,163
Sri Lanka — 1.9%
Sri Lanka Government International Bond, 6.20%, 5/11/27		550,000	532,027
Tunisia — 1.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		350,000	325,192
Turkey — 1.5%
Turkey Government International Bond, 4.875%, 10/9/26		200,000	187,201
Turkey Government International Bond, 5.75%, 5/11/47		250,000	218,848
			406,049
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,224,838)			13,520,115
CORPORATE BONDS — 21.6%
Brazil — 2.4%
Banco do Brasil SA, 6.00%, 1/22/20		275,000	287,375
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)		200,000	194,750
Petrobras Global Finance BV, 5.75%, 2/1/29		200,000	190,100
			672,225
Colombia — 3.8%
Bancolombia SA, VRN, 4.875%, 10/18/22(2)		250,000	240,937
Ecopetrol SA, 7.625%, 7/23/19		500,000	528,500
Millicom International Cellular SA, 5.125%, 1/15/28(1)		300,000	284,250
			1,053,687
Ghana — 0.9%
Tullow Oil plc, 7.00%, 3/1/25(1)		250,000	253,763
Hong Kong — 1.1%
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		300,000	293,379
Indonesia — 1.0%
Minejesa Capital BV, 4.625%, 8/10/30(1)		300,000	284,913
Kazakhstan — 2.1%
KazMunayGas National Co. JSC, MTN, 9.125%, 7/2/18		300,000	303,000
KazTransGas JSC, 4.375%, 9/26/27(1)		300,000	286,275
			589,275
Malaysia — 1.1%
Petronas Capital Ltd., 5.25%, 8/12/19		300,000	308,328
Mexico — 2.1%
Cometa Energia SA de CV, 6.375%, 4/24/35(1)		300,000	295,125
Petroleos Mexicanos, 3.50%, 7/23/20		275,000	274,312
			569,437
Oman — 1.1%
Oztel Holdings SPC Ltd., 6.625%, 4/24/28(1)		300,000	293,064
Paraguay — 0.8%
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22		200,000	205,238
Qatar — 1.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19		350,000	365,192

	Principal Amount/Shares	Value
Russia — 1.3%
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	$100,000	$115,451
VEON Holdings BV, 5.95%, 2/13/23	250,000	255,000
		370,451
Turkey — 2.6%
Akbank Turk AS, VRN, 6.80%, 4/27/23(1)(2)	250,000	246,820
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(1)(2)	200,000	194,125
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(1)	300,000	288,640
		729,585
TOTAL CORPORATE BONDS (Cost $6,068,695)		5,988,537
U.S. TREASURY SECURITIES — 14.0%
U.S. Treasury Notes, 1.875%, 12/31/19	1,500,000	1,486,230
U.S. Treasury Notes, 2.125%, 9/30/24(3)	2,490,000	2,378,777
TOTAL U.S. TREASURY SECURITIES (Cost $3,945,591)		3,865,007
TEMPORARY CASH INVESTMENTS — 12.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 3.75%, 7/31/18 - 8/15/43, valued at $50,832), in a joint trading account at 1.46%, dated 4/30/18, due 5/1/18 (Delivery value $49,763)		49,761
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,516	41,516
U.S. Treasury Bills, 1.79%, 7/19/18(4)	$3,450,000	3,436,760
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,528,019)		3,528,037
TOTAL INVESTMENT SECURITIES — 97.2% (Cost $26,767,143)		26,901,696
OTHER ASSETS AND LIABILITIES — 2.8%		764,917
TOTAL NET ASSETS — 100.0%		$27,666,613

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	16,550,338	USD	774,104	Morgan Stanley	6/13/18	$3,417
ARS	5,780,054	USD	272,003	Morgan Stanley	6/13/18	(460)
ARS	6,015,908	USD	288,810	Morgan Stanley	6/13/18	(6,188)
USD	532,714	ARS	11,325,510	Morgan Stanley	6/13/18	652
BRL	1,811,654	USD	546,617	Goldman Sachs & Co.	6/13/18	(31,503)
BRL	956,577	USD	280,357	Morgan Stanley	6/13/18	(8,370)
BRL	978,011	USD	278,954	Morgan Stanley	6/13/18	(872)
USD	525,467	BRL	1,811,654	Goldman Sachs & Co.	6/13/18	10,353
CAD	1,089,665	USD	848,733	JPMorgan Chase Bank N.A.	6/13/18	756
CAD	378,997	USD	300,959	JPMorgan Chase Bank N.A.	6/13/18	(5,498)
USD	292,201	CAD	377,885	JPMorgan Chase Bank N.A.	6/13/18	(2,393)
CLP	504,191,829	USD	835,031	Goldman Sachs & Co.	6/13/18	(13,112)
USD	289,498	CLP	175,760,221	Goldman Sachs & Co.	6/13/18	2,979
USD	970,284	CLP	585,653,500	Goldman Sachs & Co.	6/13/18	15,567

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	2,388,080,356	USD	833,463	Goldman Sachs & Co.	6/13/18	$16,353
EUR	455,848	USD	559,779	JPMorgan Chase Bank N.A.	6/13/18	(7,618)
EUR	678,985	USD	843,615	JPMorgan Chase Bank N.A.	6/13/18	(21,172)
HUF	142,200,566	USD	569,890	JPMorgan Chase Bank N.A.	6/13/18	(21,145)
HUF	141,170,390	USD	551,482	JPMorgan Chase Bank N.A.	6/13/18	(6,713)
HUF	141,871,130	USD	561,599	JPMorgan Chase Bank N.A.	6/13/18	(14,126)
USD	554,078	HUF	140,709,048	JPMorgan Chase Bank N.A.	6/13/18	11,089
USD	554,623	HUF	143,299,281	JPMorgan Chase Bank N.A.	6/13/18	1,638
USD	1,520,821	HUF	381,239,318	JPMorgan Chase Bank N.A.	6/13/18	49,638
USD	14,667	HUF	3,704,355	JPMorgan Chase Bank N.A.	6/13/18	372
IDR	5,556,405,154	USD	401,794	Goldman Sachs & Co.	6/20/18	(4,778)
IDR	9,466,417,998	USD	682,117	Goldman Sachs & Co.	6/20/18	(5,723)
IDR	353,311,754	USD	25,545	Goldman Sachs & Co.	6/20/18	(300)
USD	287,095	ILS	988,927	Goldman Sachs & Co.	6/13/18	11,640
USD	546,227	ILS	1,878,948	Goldman Sachs & Co.	6/13/18	22,866
USD	20,484	ILS	71,844	Goldman Sachs & Co.	6/13/18	473
INR	36,059,538	USD	546,208	Goldman Sachs & Co.	6/13/18	(6,486)
INR	348,256	USD	5,312	Goldman Sachs & Co.	6/13/18	(100)
USD	546,417	INR	36,407,794	Goldman Sachs & Co.	6/13/18	1,483
KRW	600,697,273	USD	558,866	Goldman Sachs & Co.	6/13/18	2,502
KRW	453,447,194	USD	422,401	Goldman Sachs & Co.	6/13/18	1,358
KRW	599,579,918	USD	561,341	Goldman Sachs & Co.	6/14/18	(997)
USD	985,781	KRW	1,054,144,467	Goldman Sachs & Co.	6/13/18	653
USD	556,956	KRW	599,579,918	Goldman Sachs & Co.	6/14/18	(3,388)
MXN	13,164,312	USD	700,197	JPMorgan Chase Bank N.A.	6/13/18	(810)
USD	276,475	MXN	5,109,667	JPMorgan Chase Bank N.A.	6/13/18	5,011
USD	534,114	MXN	10,009,035	JPMorgan Chase Bank N.A.	6/13/18	2,360
USD	1,312,156	MXN	25,051,687	JPMorgan Chase Bank N.A.	6/13/18	(18,776)
USD	486,607	MXN	8,856,406	JPMorgan Chase Bank N.A.	6/13/18	16,089
MYR	3,792,829	USD	971,897	Goldman Sachs & Co.	6/13/18	(12,081)
MYR	1,672,927	USD	427,268	Goldman Sachs & Co.	6/13/18	(3,916)
USD	562,729	MYR	2,209,835	Goldman Sachs & Co.	6/13/18	3,506
NOK	6,905,484	USD	887,776	JPMorgan Chase Bank N.A.	6/13/18	(25,762)
USD	899,289	NOK	6,905,484	JPMorgan Chase Bank N.A.	6/13/18	37,276
PEN	1,812,309	USD	553,800	Goldman Sachs & Co.	6/13/18	2,645
PEN	1,809,781	USD	554,263	Morgan Stanley	6/13/18	1,405
USD	557,651	PEN	1,812,309	Goldman Sachs & Co.	6/13/18	1,206
USD	552,605	PEN	1,809,781	Morgan Stanley	6/13/18	(3,063)
USD	830,999	PHP	43,782,849	Morgan Stanley	6/13/18	(14,703)
PLN	1,893,862	USD	558,233	Goldman Sachs & Co.	6/13/18	(18,366)
USD	556,157	PLN	1,893,862	Goldman Sachs & Co.	6/13/18	16,290
USD	841,194	PLN	2,848,199	Goldman Sachs & Co.	6/13/18	29,283
RUB	19,898,617	USD	321,334	Goldman Sachs & Co.	6/13/18	(6,893)
RUB	43,836,923	USD	765,042	Goldman Sachs & Co.	6/13/18	(72,324)
RUB	19,665,314	USD	323,762	Goldman Sachs & Co.	6/13/18	(13,008)
RUB	35,489,677	USD	558,277	Goldman Sachs & Co.	6/13/18	2,536
USD	497,938	RUB	30,222,344	Goldman Sachs & Co.	6/13/18	20,360
THB	17,503,412	USD	561,727	Goldman Sachs & Co.	6/13/18	(6,986)
USD	419,540	THB	13,256,208	Goldman Sachs & Co.	6/13/18	(593)
USD	560,603	THB	17,503,412	Goldman Sachs & Co.	6/13/18	5,862

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	559,928	THB	17,446,235	Goldman Sachs & Co.	6/13/18	$6,999
USD	278,854	THB	8,692,170	Goldman Sachs & Co.	6/13/18	3,371
TRY	1,884,830	USD	454,214	Morgan Stanley	6/13/18	3,852
TRY	5,262,365	USD	1,348,103	Morgan Stanley	6/13/18	(69,203)
TRY	1,145,478	USD	280,498	Morgan Stanley	6/13/18	(2,116)
TRY	1,104,637	USD	272,224	Morgan Stanley	6/13/18	(3,767)
USD	493,413	TRY	1,989,293	Morgan Stanley	6/13/18	9,960
TWD	8,156,511	USD	276,773	Goldman Sachs & Co.	6/13/18	(502)
TWD	16,093,915	USD	553,798	Goldman Sachs & Co.	6/13/18	(8,677)
USD	554,992	TWD	16,400,009	Goldman Sachs & Co.	6/13/18	(497)
USD	839,173	TWD	24,250,426	Goldman Sachs & Co.	6/13/18	17,782
ZAR	5,585,940	USD	466,450	UBS AG	6/13/18	(20,761)
USD	680,911	ZAR	8,176,377	UBS AG	6/13/18	28,537
USD	2,596,509	ZAR	31,219,124	UBS AG	6/13/18	105,610
USD	709,742	ZAR	8,513,098	UBS AG	6/13/18	30,502
						$40,485

FUTURES CONTRACTS PURCHASED

Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	6	June 2018	USD	1,200,000	$1,272,281	$80
U.S. Treasury 10-Year Notes	5	June 2018	USD	500,000	598,125	(4,183)
U.S. Treasury Ultra Bonds	2	June 2018	USD	200,000	314,250	1,746
					$2,184,656	$(2,357)

FUTURES CONTRACTS SOLD

Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	3	June 2018	EUR	300,000	$575,083	$1,842
U.S. Treasury 10-Year Ultra Notes	4	June 2018	USD	400,000	511,562	2,757
					$1,086,645	$4,599

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Kingdom of Saudi Arabia	Buy	(1.00)%	6/20/23	$900,000	$(7,638)	$1,391	$(6,247)
Bank of America N.A. / Mexican Government International Bond	Buy	(1.00)%	6/20/23	$900,000	7,545	(2,972)	4,573
Morgan Stanley / Brazil Government International Bond	Buy	(1.00)%	6/20/23	$900,000	27,216	1,481	28,697
					$27,123	$(100)	$27,023

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Morgan Stanley	BZDIOVRA	Receive	6.94%	1/2/20	BRL	12,415,809	$(200)
Morgan Stanley	BZDIOVRA	Pay	9.09%	1/2/23	BRL	4,562,493	4,422
							$4,222

*	Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,144,302, which represented 18.6% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap aggrements. At the period end, the aggregate value of securities pledged was $23,911.

(4)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2018 (UNAUDITED)
Assets
Investment securities, at value (cost of $26,767,143)	$26,901,696
Cash	15,000
Foreign currency holdings, at value (cost of $19,177)	17,714
Receivable for investments sold	353,326
Receivable for capital shares sold	901
Receivable for variation margin on futures contracts	1,268
Unrealized appreciation on forward foreign currency exchange contracts	504,231
Swap agreements, at value (including net premiums paid (received) of $34,761)	37,692
Interest receivable	333,858
28,165,686

Liabilities
Payable for variation margin on futures contracts	290
Unrealized depreciation on forward foreign currency exchange contracts	463,746
Swap agreements, at value (including net premiums paid (received) of $(7,638))	6,447
Accrued management fees	26,345
Distribution and service fees payable	2,245
499,073

Net Assets	$27,666,613

Net Assets Consist of:
Capital (par value and paid-in surplus)	$27,085,708
Undistributed net investment income	56,959
Undistributed net realized gain	347,276
Net unrealized appreciation	176,670
$27,666,613

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$12,443,064	1,215,965	$10.23
I Class, $0.01 Par Value	$5,202	508	$10.24
Y Class, $0.01 Par Value	$5,204	508	$10.24
A Class, $0.01 Par Value	$6,500,802	635,792	$10.22*
R Class, $0.01 Par Value	$2,169,032	212,309	$10.22
R5 Class, $0.01 Par Value	$4,361,191	425,900	$10.24
R6 Class, $0.01 Par Value	$2,182,118	213,066	$10.24
*Maximum offering price $10.70 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$600,416

Expenses:
Management fees	171,639
Distribution and service fees:
A Class	8,086
R Class	5,387
Directors' fees and expenses	798
Other expenses	1,632
187,542
Fees waived(1)	(13,744)
173,798

Net investment income (loss)	426,618

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $270)	470,764
Forward foreign currency exchange contract transactions	(48,557)
Futures contract transactions	(4,023)
Swap agreement transactions	(81,633)
Foreign currency translation transactions	10,961
347,512

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $1,723)	(327,519)
Forward foreign currency exchange contracts	(228,694)
Futures contracts	2,242
Swap agreements	62,562
Translation of assets and liabilities in foreign currencies	1,942
(489,467)

Net realized and unrealized gain (loss)	(141,955)

Net Increase (Decrease) in Net Assets Resulting from Operations	$284,663

(1)	Amount consists of $6,177, $2, $2, $3,235, $1,077, $2,167 and $1,084 for Investor Class, I Class, Y Class, A Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2018 (UNAUDITED) AND PERIOD ENDED OCTOBER 31, 2017
Increase (Decrease) in Net Assets	April 30, 2018	October 31, 2017(1)
Operations
Net investment income (loss)	$426,618	$505,299
Net realized gain (loss)	347,512	728,974
Change in net unrealized appreciation (depreciation)	(489,467)	666,137
Net increase (decrease) in net assets resulting from operations	284,663	1,900,410

Distributions to Shareholders
From net investment income:
Investor Class	(548,240)	(13,559)
I Class	(233)	—
Y Class	(237)	—
A Class	(271,305)	(6,360)
R Class	(85,130)	(1,780)
R5 Class	(200,432)	(5,480)
R6 Class	(101,321)	(2,820)
From net realized gains:
Investor Class	(167,861)	—
I Class	(70)	—
Y Class	(70)	—
A Class	(88,052)	—
R Class	(29,393)	—
R5 Class	(58,720)	—
R6 Class	(29,361)	—
Decrease in net assets from distributions	(1,580,425)	(29,999)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,598,136	25,493,828

Net increase (decrease) in net assets	302,374	27,364,239

Net Assets
Beginning of period	27,364,239	—
End of period	$27,666,613	$27,364,239

Undistributed net investment income	$56,959	$837,239

(1)	December 6, 2016 (fund inception) through October 31, 2017.

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2018 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Emerging Opportunities Total Return Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. The fund incepted on December 6, 2016 with the commencement of sale of the Investor Class, A Class, R Class, R5 Class and R6 Class. Sale of the I Class and Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements on futures contracts, forward commitments, swap agreements and certain forward foreign currency exchange contracts.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 98% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2018, the investment advisor agreed to waive 0.10% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2019 and cannot terminate it prior to such date without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2018 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.30%	1.20%
I Class	1.20%	1.10%
Y Class	1.10%	1.00%
A Class	1.30%	1.20%
R Class	1.30%	1.20%
R5 Class	1.10%	1.00%
R6 Class	1.05%	0.95%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2018 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $17,329,170, of which $3,540,056 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2018 totaled $13,654,599, of which $1,518,102 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2018		Period ended October 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	19,950	$206,370	1,155,023	$11,571,560
Issued in reinvestment of distributions	70,069	716,101	1,344	13,559
Redeemed	(18,934)	(195,052)	(11,487)	(120,941)
	71,085	727,419	1,144,880	11,464,178
I Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	478	5,000
Issued in reinvestment of distributions	30	303	—	—
	30	303	478	5,000
Y Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	478	5,000
Issued in reinvestment of distributions	30	307	—	—
	30	307	478	5,000
A Class/Shares Authorized	45,000,000		45,000,000
Sold	—	—	600,000	6,000,000
Issued in reinvestment of distributions	35,162	359,357	630	6,360
	35,162	359,357	600,630	6,006,360
R Class/Shares Authorized	35,000,000		35,000,000
Sold	658	6,782	200,307	2,003,224
Issued in reinvestment of distributions	11,206	114,523	176	1,780
Redeemed	(37)	(389)	(1)	(14)
	11,827	120,916	200,482	2,004,990
R5 Class/Shares Authorized	50,000,000		50,000,000
Sold	—	—	400,000	4,000,000
Issued in reinvestment of distributions	25,357	259,152	543	5,480
	25,357	259,152	400,543	4,005,480
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	—	—	200,000	2,000,000
Issued in reinvestment of distributions	12,787	130,682	279	2,820
	12,787	130,682	200,279	2,002,820
Net increase (decrease)	156,278	$1,598,136	2,547,770	$25,493,828

(1)
December 6, 2016 (fund inception) through October 31, 2017 for the Investor Class, A Class, R Class, R5 Class and R6 Class. April 10, 2017 (commencement of sale) through October 31, 2017 for the I Class and Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$13,520,115	—
Corporate Bonds	—	5,988,537	—
U.S. Treasury Securities	—	3,865,007	—
Temporary Cash Investments	$41,516	3,486,521	—
	$41,516	$26,860,180	—
Other Financial Instruments
Futures Contracts	$4,583	$1,842	—
Swap Agreements	—	37,692	—
Forward Foreign Currency Exchange Contracts	—	504,231	—
	$4,583	$543,765	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,183	—	—
Swap Agreements	—	$6,447	—
Forward Foreign Currency Exchange Contracts	—	463,746	—
	$4,183	$470,193	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $3,930,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $35,325,169.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $1,250,00 futures contracts purchased and $677,138 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $6,829,533.

Value of Derivative Instruments as of April 30, 2018

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Swap agreements	$33,270	Swap agreements	$6,247
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	504,231	Unrealized depreciation on forward foreign currency exchange contracts	463,746
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,268	Payable for variation margin on futures contracts*	290
Interest Rate Risk	Swap agreements	4,422	Swap agreements	200
		$543,191		$470,483

* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(79,671)	Change in net unrealized appreciation (depreciation) on swap agreements	$26,045
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(48,557)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(228,694)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(4,023)	Change in net unrealized appreciation (depreciation) on futures contracts	2,242
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(1,962)	Change in net unrealized appreciation (depreciation) on swap agreements	36,517
		$(134,213)		$(163,890)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$4,573	$(4,573)	—	—
Goldman Sachs & Co.	196,067	(196,067)	—	—
JPMorgan Chase Bank N.A.	124,229	(124,013)	—	$216
Morgan Stanley	52,405	(52,405)	—	—
UBS AG	164,649	(20,761)	—	143,888
	$541,923	$(397,819)	—	$144,104

Liabilities
Bank of America N.A.	$6,247	$(4,573)	—	$1,674
Goldman Sachs & Co.	210,230	(196,067)	—	14,163
JPMorgan Chase Bank N.A.	124,013	(124,013)	—	—
Morgan Stanley	108,942	(52,405)	—	56,537
UBS AG	20,761	(20,761)	—	—
	$470,193	$(397,819)	—	$72,374

* The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid and more volatile. Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,775,998
Gross tax appreciation of investments	$463,531
Gross tax depreciation of investments	(337,833)
Net tax appreciation (depreciation) of investments	$125,698

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018(3)	$10.74	0.16	(0.04)	0.12	(0.48)	(0.15)	(0.63)	$10.23	1.08%	1.22%(4)	1.32%(4)	3.15%(4)	3.05%(4)	65%	$12,443
2017(5)	$10.00	0.20	0.55	0.75	(0.01)	—	(0.01)	$10.74	7.53%	1.21%(4)	1.31%(4)	2.15%(4)	2.05%(4)	208%	$12,301
I Class
2018(3)	$10.75	0.17	(0.04)	0.13	(0.49)	(0.15)	(0.64)	$10.24	1.16%	1.12%(4)	1.22%(4)	3.25%(4)	3.15%(4)	65%	$5
2017(6)	$10.45	0.13	0.17	0.30	—	—	—	$10.75	2.87%	1.11%(4)	1.21%(4)	2.21%(4)	2.11%(4)	208%(7)	$5
Y Class
2018(3)	$10.75	0.17	(0.04)	0.13	(0.49)	(0.15)	(0.64)	$10.24	1.13%	1.02%(4)	1.12%(4)	3.35%(4)	3.25%(4)	65%	$5
2017(6)	$10.45	0.14	0.16	0.30	—	—	—	$10.75	2.87%	1.01%(4)	1.11%(4)	2.31%(4)	2.21%(4)	208%(7)	$5
A Class
2018(3)	$10.72	0.15	(0.05)	0.10	(0.45)	(0.15)	(0.60)	$10.22	0.92%	1.47%(4)	1.57%(4)	2.90%(4)	2.80%(4)	65%	$6,501
2017(5)	$10.00	0.18	0.55	0.73	(0.01)	—	(0.01)	$10.72	7.31%	1.46%(4)	1.56%(4)	1.90%(4)	1.80%(4)	208%	$6,440
R Class
2018(3)	$10.70	0.14	(0.05)	0.09	(0.42)	(0.15)	(0.57)	$10.22	0.75%	1.72%(4)	1.82%(4)	2.65%(4)	2.55%(4)	65%	$2,169
2017(5)	$10.00	0.16	0.55	0.71	(0.01)	—	(0.01)	$10.70	7.09%	1.71%(4)	1.81%(4)	1.65%(4)	1.55%(4)	208%	$2,145

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2018(3)	$10.76	0.17	(0.04)	0.13	(0.50)	(0.15)	(0.65)	$10.24	1.19%	1.02%(4)	1.12%(4)	3.35%(4)	3.25%(4)	65%	$4,361
2017(5)	$10.00	0.22	0.55	0.77	(0.01)	—	(0.01)	$10.76	7.75%	1.01%(4)	1.11%(4)	2.35%(4)	2.25%(4)	208%	$4,311
R6 Class
2018(3)	$10.77	0.18	(0.05)	0.13	(0.51)	(0.15)	(0.66)	$10.24	1.15%	0.97%(4)	1.07%(4)	3.40%(4)	3.30%(4)	65%	$2,182
2017(5)	$10.00	0.23	0.55	0.78	(0.01)	—	(0.01)	$10.77	7.85%	0.96%(4)	1.06%(4)	2.40%(4)	2.30%(4)	208%	$2,156

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2018 (unaudited).

(4)	Annualized.

(5)	December 6, 2016 (fund inception) through October 31, 2017.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended December 6, 2016 (fund inception) through October 31, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92551 1806

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2018